Stock-Based Compensation Plans - Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option grants	$ 166	$ 267	$ 441
Annual director stock award	412	536	698
Total Stock Compensation expense	$ 578	$ 803	$ 1,139